Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

(A) Dividends: On January 22, 2026, the Board of Directors of the Company declared a cash dividend per share of $0.15 for the fourth quarter of 2025 which was paid on February 12, 2026, to shareholders of record on February 3, 2026.

(B) Vessel delivery: On January 5, 2026, the Company took delivery of Hull 8398 from Hyundai, the LCO2 – HMG/C Active (Notes 6, 8).

(C) Unsecured bonds: On February 25, 2026, the Company successfully completed the offering of €250,000,000 of unsecured bonds to investors in Greece (the “2026 Bonds”), which were admitted to trading in the category of fixed income securities of the Regulated Market of the Athens Exchange on February 26, 2026. The 2026 Bonds will mature in 2033 and will bear a coupon of 3.75%, payable semi-annually. The proceeds of the 2026 Bonds will be used to refinance the outstanding €150,000,000 of the 2021 Bonds, as well as to partially fund the Company’s capital expenditures and support the Company’s working capital needs. In April 2026 the Company fully repaid the 2021 Bonds.

(D) Cross-currency swap agreements: In February 2026, in connection with the issuance of the 2026 Bonds, the Company entered into three cross-currency swap agreements (“Swap Agreements”) starting on February 25, 2026:

•	With the first Swap Agreement the Company exchanges €83,000,000 with $97,766 paying fixed annual rate of 5.11%;
•	With the second Swap Agreement the Company exchanges €83,000,000 with $97,840 paying fixed annual rate of 5.11%; and
•	With the third Swap Agreement the Company exchanges €84,000,000 with $98,990 paying fixed annual rate of 5.10%.

(E) Uncertainties caused by the conflict in the Middle East: The recent tensions and hostilities involving the United States, Israel and Iran may lead to further regional and international conflicts or armed action. It is possible that such conflict could disrupt global energy transportation routes and cause instability in the global economy. While much uncertainty remains regarding the global impact of the conflict in the Middle East, it is possible that such tensions could adversely affect the Company’s business, financial condition, results of operations and cash flows. Currently, the conflict in Iran has had no material impact on the Company’s operations or financial performance.

(F) Sale of Vessel to a joint venture company: In April 2026, the Company entered into a joint venture arrangement (the “BGN JV”) with BMarine Shipping Investment FZCO (“BMarine”), an affiliate of the BGN Group. Pursuant to the joint venture arrangement, the Company agreed to sell the LNG/C Amore Mio I to the BGN JV, a newly formed Marshall Islands limited liability company in which the Company holds a 51% interest and BMarine holds the remaining 49% for a total consideration of $230,000. In connection with the transaction, the LNG/C Amore Mio I will be chartered to an affiliate of BGN Group, under a 10-year time charter, with two three-year extension options exercising by the charterer, commencing in the first quarter of 2027.